Contractual Commitments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Contractual Commitments
33.	CONTRACTUAL COMMITMENTS
33.a) Agreement of extension of concessions or exploration concessions
The Group has made agreements with the provinces for the extension of concessions or exploratory permits. These agreements can include commitments to pay royalties on production and fees, to make certain investments and expenses and to maintain the activity levels, among others. The most relevant agreements and their main features are described below.

•	Extension of unconventional exploration concessions
On December 10, 2020, YPF, Total Austral S.A. (Sucursal Argentina), Exxon Mobil Exploration Argentina S.R.L. and Pluspetrol S.A. executed with the Province of Neuquén an Agreement on Exploratory Permits for Unconventional Purposes (the “Agreement”) for the areas known as Cerro Las Minas, Las Tacanas, Loma de Molle, Cerro Arena, Salinas del Huitrín, Chasquivil and Pampa Las Yeguas II. Through this agreement, the obligations arising from the first exploratory term of the exploratory permits for unconventional purposes for the mentioned areas are deemed complied with, and a second exploratory term of 4 years was established for such permits for the following areas: Cerro Arena, Cerro Las Minas, Las Tacanas, Salinas del Huitrin, Loma del Molle and Pampa Las Yeguas II, with their respective commitment and execution terms with a partial reduction of the surface of such area. In addition, the reversion of the whole Chasquivil area was agreed.
On December 18, 2020, by Decree No. 1,535/20 the Provincial Executive Branch approved and ratified the Agreement previously approved by the Ministry of Energy and Natural Resources of the Province of Neuquén.

•	Neuquén
Loma La Lata - Sierra Barrosa
On December 28, 2000, through Decree No. 1,252/2000, the PEN extended for an additional term of 10 years (until November 2027) the concession for the exploitation of Loma La Lata – Sierra Barrosa area granted to YPF. The extension was granted under the terms and conditions of the Extension Agreement executed between the Argentine Government, the province of Neuquén and YPF on December 5, 2000. On July 24, 2013, YPF and the province of Neuquén signed an Agreement under which the province of Neuquén agreed to separate a surface area from the Loma La Lata – Sierra Barrosa exploitation concession and incorporate it to the surface area of the Loma Campana exploitation concession and extend the Loma Campana exploitation concession for a term of 22 years until November 11, 2048.
Rincón del Mangrullo
On August 1, 2017, YPF and the province of Neuquén entered into an agreement whereby they agreed the terms for obtaining an unconventional exploitation concession in the Rincón del Mangrullo block (the “Block). On August 11, 2017, through Provincial Decree No. 1,316/2017, the concession was granted YPF until 2052.
Other concessions
Additionally, in 2008 and 2009, YPF entered into a series of agreements with the province of Neuquén, to extend for ten additional years the term of the production concessions on several areas located in that province, which, as result of the aforementioned agreement, will expire between 2026 and 2027.

•	Mendoza
In April 2011, YPF entered into an agreement with the province of Mendoza to extend for 10 years the term of certain exploitation concessions (one of which is “La Ventana Area”), and the transportation concessions located in the province, from the expiration of the original terms of the grant.

•	Santa Cruz
During November 2012, YPF entered into an agreement with the province of Santa Cruz to extend for 25 years the term of certain exploitation concessions, from the expiration of their original terms.

•	Salta
On October 23, 2012, YPF entered into an agreement with the province of Salta (subsequently modified on April 3, 2017) to extend for 10 years the original term of certain exploitation concessions from the expiration of their original terms.

•	Chubut
On October 2, 2013, the province of Chubut published the law for the approval of the agreement to extend the exploitation concessions El Tordillo, La Tapera and Puesto Quiroga, for a
30-year
period, beginning on the year 2017.
Furthermore, on December 26, 2013, YPF and the province of Chubut signed an Agreement for the extension of the concessions for the exploitation of Restinga Alí, Sarmiento, Campamento Central – Cañadón Perdido, Manantiales Behr and El Trébol Areas. The Agreement was ratified by the Legislature of the province of Chubut on January 17, 2014, and by the Company’s Board of Directors on February 24, 2014; thus complying with the precedent conditions established in the extension Agreement.

•	Rio Negro
In December 2014, YPF, YSUR Energía Argentina S.R.L., YSUR Petrolera Argentina S.A. (companies merged with YPF) entered into a renegotiation Agreement with the Province of Río Negro to extending for 10 years the original term of certain exploitation concessions from the maturity of their original granting terms until 2025, 2026, 2027 y 2036. The Agreement was confirmed by the legislature of the Province of Rio Negro by the issuance of Provincial Law No. 5,027 dated December 30, 2014.

•	Tierra del Fuego
On December 18, 2013, the Province of Tierra del Fuego and the Company executed agreements of extension of the concessions in such province until 2026 and 2027. On October 10, 2014, laws enacted approving the extension agreements.
On August 25, 2017, YPF signed an extension Agreement with the Province of Tierra del Fuego (hereinafter the “Memorandum of Agreement”) to extend the original term of the concession for the exploitation of hydrocarbons on the Magallanes Area, in the fraction corresponding to the granting jurisdiction of the Province of Tierra del Fuego for a period of 10 years until 2027. The Memorandum of Agreement was ratified by Provincial Decree No. 2,406/2017 dated September 5, 2017 and Provincial Law No. 1,178 enacted on September 19, 2017.

•	National Executive Branch
The PEN by Administrative Decision No. 1/2016, published on January 8, 2016, extended the term of the exploitation concession in the Magallanes area for the National Government’s portion, for a period of 10 years beginning on 2017.
33.b) Project investment agreements
The Group has made agreements with the provinces to obtain exploration and exploitation permits that include commitments to make certain investments and expenses and to maintain the activity levels, among others. The most relevant agreements and their main features are described below.

•	Agreements in relation with the Llancanelo block
On April 18, 2017, YPF entered into a preliminary agreement of non-binding
terms and conditions with Patagonia Oil Corp. (“Patagonia”), an affiliate of PentaNova Energy Corp., whereby Patagonia would acquire an 11% participating interest of YPF in the Llancanelo Block, located in the Province of Mendoza, for the total price of US$ 40 million, maintaining YPF a 50% participating interest in such Block. Also, both companies agreed on the main terms and conditions for the development of a heavy crude pilot project in the same Block with a total investment of US $ 54 million during the next 36 months (hereinafter, the “Project”), whereby YPF would be the operator and Patagonia would contribute its expertise in heavy crude oils.
On November 22, 2017, YPF and Alianza Petrolera Argentina S.A., an affiliate of Patagonia and PentaNova Energy Corp (“Alianza”), subscribed the assignment agreement in the terms described above (the “Assignment Agreement”). The investment of the Project corresponding to the participation of YPF would be paid by Alianza as part payment of the price.
On February 11, 2019, YPF and Alianza entered into an agreement under which (i) the Assignment Agreement was terminated; and (ii) Alianza accepted the assignment of its 39% interest in the Llancanelo Block to YPF.
On February 14, 2019, YPF and Alianza initiated the approval process with the authorities of the Province of Mendoza, requesting authorization to execute the assignment by public deed.
On August 13, 2019, by Resolution No. 455/2019 issued by the Ministry of Economy, Infrastructure and Energy, it was resolved to authorize the assignment by Roch S.A. of all its interest in Llancanelo Block to Alianza Petrolera Argentina S.A. Likewise, and bsed on the previous assignmenmt, it authorized Alianza to assign its full interest in such Block to YPF.

•	Agreement for the exploitation of the Bajo del Toro Area
On August 25, 2017, YPF entered into a preliminary agreement with Statoil, Holding Netherlands B.V. (“Statoil”), whereby the parties agreed upon the main terms and conditions for exploration and potential joint development in two phases of the Bajo del Toro area (hereinafter the “Area”) located in the Province of Neuquén.
On January 17, 2018, YPF and Statoil entered into the definitive agreements (hereinafter the “Definitive Agreements”) for the exploration and potential joint development of the Area. Such Definitive Agreement implemented the transfer of 50% of the exploration permit on the Area in favor of Statoil. YPF continued to be the operator of the Area and retained the remaining 50% stake in the permit.
Statoil will pay YPF the price of US$ 30 million at the time of compliance with the precedent conditions established in the Definitive Agreements and then, additionally, it will contribute 100% of the costs and investments required by the Work Program and the potential development of the Area up to the sum of US$ 270 million.
Upon completion of the activities corresponding to the first phase of the Work Program, Statoil will have the option to withdraw from the project by returning its share in the permit and the payment of the accrued liabilities through its exit date. In the event that Statoil does not exercise such exit right, once the activities corresponding to the second phase of the Work Program have been completed, it will have the option to leave the project again in the same conditions as described above.
On October 12, 2018, the Province of Neuquén issued Decree No. 1,755/2018, which approved the assignment in favor of Statoil Holding Netherlands B.V. (“Statoil”), fulfilling the precedent conditions. On November 23, 2018, YPF received the aforementioned US$ 30 million.

•	Exploration agreement in the Charagua block (Bolivia)
On July 26, 2017, the agreement with Yacimientos Petrolíferos Fiscales Bolivianos (“YPFB”) to begin the exploration work in Charagua, Bolivia, originally signed in January of 2017, was notarized. Moreover, the plan of exploration and exploitation activities in Bolivian territory was presented.
During the month of October 2017, the terms for the assignment in favor of YPFB Chaco S.A. were agreed upon of 40% on the Services Contract subscribed with YPFB for the exploration of the block. On December 20, 2017, YPFB approved the Work Program and Budget for the period 2017-2018 for the Charagua Block. Moreover, the assignment agreement was entered into on January 25, 2018. The formal approval of the Legislative Assembly of the Plurinational State of Bolivia is still pending for it to become effective.
Should the expected commercial discovery be made, a Mixed Economy Company will be created by YPFB, YPF E&P (indirect subsidiary of YPF) and Chaco, with a shareholding of 51%, 29.4% and 19.6%, respectively.
In 2020, the suspension of the deadlines of the first exploratory period was requested due to the
COVID-19
health emergency, which was approved by YPFB on January 4, 2021 by DEEA Resolution
No.001-2021;
extending the expiration of the term to May 26, 2021.

•	Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas
On July 17, 2017, the agreements executed on July 13, 2017 between YPF, Pan American Energy LLC (Argentine Branch), Total Austral S.A. (Argentine Branch), Wintershall Energía S.A. and the Province of Neuquén, entered into force by means of Decree No.1,178/2017 of the Provincial Executive Branch, whereby it was agreed: (i) the division of the Aguada Pichana area into two new areas “Aguada Pichana Este” (“APE”) and “Aguada Pichana Oeste” (“APO”); and the granting of two Concessions of Unconventional Exploitation of Hydrocarbons; the Parties committing to carry out a pilot program for the approximate amount of US$ 300 million in APE and for the approximate amount of US$ 150 million in APO; and (ii) the granting of a Concession of Unconventional Exploitation of Hydrocarbons in the Aguada de Castro area (“ACA”); The Parties committed themselves to carry out a pilot program for an approximate amount of US$ 50 million.
Based on the technical-economic results of the pilot programs and the granting of the benefits of the Stimulus Program provided for by MINEM Resolution No.
46-E/2017,
the total estimated amount of the investments under the Agreements, including the investments which were already disbursed and those which have been committed, would reach an approximate sum of US$ 1,200 million.

The operation in APE is in charge of Total Austral S.A. (Argentine Branch) and the operation in APO and ACA is in charge of Pan American Energy LLC (Argentine Branch).
On November 15, 2017, the JO “Aguada de Castro and Aguada Pichana Oeste” was established, which unified the APO and ACA areas.
The execution of the Agreements implied an exchange of participations in the areas for which YPF received US$ 52.3 million through investment contributions.
Once the Agreements were in full force and the corresponding conditions were fulfilled, the interest of YPF is as follow:

(i)	In the APE area, the interest of YPF is 22.50% (which implied the sale of a 4.77% interest);

(ii)	In the APO area, the interest of YPF is 30% (which implied the sale of a 2.73% interest);

(iii)	In the ACA area, the interest of YPF is 30% (which implied the sale of a 20% interest).

•	Agreement for the development the Bajada de Añelo Area
On February 23, 2017, YPF and O&G Developments Ltd. S.A. (hereinafter “O&G”), an affiliate of Shell Compañía Argentina de Petróleo S.A., executed a preliminary agreement through which YPF and O&G agreed on the principal terms and conditions for the joint development of a shale oil and shale gas pilot in two phases, for a joint investment amount of US$ 305.8 million plus VAT, in the Bajada de Añelo area in the province of Neuquén, of which O&G will contribute 97.6% and YPF will contribute 2.4%. O&G will be the operator of the area.
On May 12, 2017, and once the preceding conditions have been fulfilled, YPF and O&G have entered into the Assignment Agreement of 50% of the concession that contemplates the joint development of a work program (the “Work Program”) in two phases with the joint investment mentioned above. During the first phase of the Work Program, which will have a maximum duration of 30 months, O&G will contribute a total of US$ 222.6 million and YPF will contribute US$ 7.4 million. The remaining US$ 75.8 million will be contributed by O&G during the second phase of the Work Program.
On August 18, 2017, Provincial Decree No. 1,360/2017 approved the transfer of YPF’s interest in favor of O&G and the transfer in escrow to YPF. This guarantee will be valid until O&G fulfills all of its obligations under the Assignment Agreement.
Once the first phase of the Work Program has been completed, O&G will have the option to leave the aforementioned program by returning its participating interest in the concession and the payment of accrued liabilities until the exit date. After the total commitments assumed by the Parties have been met at the stage of the Work Program, each of them will contribute 50% of the budget for the development of the area as provided for in the operation agreement. The project pre-development
stage is currenty underway and is expected to be completed in 2022.

•	Granting of exploitation concession for Lindero Atravesado block – Neuquén
On July 10, 2015, the Province of Neuquén agreed to award to both partners, Pan American Energy LLC (Sucursal Argentina) and YPF, pro rata in accordance with their respective interests (62.5% and 37.5%, respectively) in the “Lindero Atravesado” joint venture, the right to an Unconventional Hydrocarbons Exploitation Concession for a
35-year
term. On July 16, 2015, an agreement in this respect was approved by Decree No. 1,540/2015 of the Province of Neuquén. As a condition to the award of the aforementioned concession rights, concession holders agreed to carry out an Unconventional Tight Gas Pilot program within 4 years, beginning on January 1, 2015, which on December 31, 2019, was finalized, with an investment of US$ 590 million.

•	Agreements for the development of the Chihuído de la Sierra Negra Sudeste– Narambuena area
During April 2014, YPF and Chevron signed a new project investment agreement with the objective of the joint exploration of unconventional hydrocarbons in the Province of Neuquén, within the area Chihuido de la Sierra Negra Sudeste – Narambuena. The investment will be undertaken exclusively by, and at the sole risk of, Chevron. The investment will be disbursed in two stages and a possible third stage, to be agreed in the future based on the results obtained from the exploration of the area.

To this end, the Company and Chevron entered into the necessary agreements to implement the assignment to Compañía de Desarrollo No Convencional S.R.L (“CDNC”) of (a) a 50% interest in the Narambuena Exploration Project Area and (b) a 7% legal interest in the Exploitation Concession of Chihuido de la Sierra Negra in Neuquén and Mendoza. However, contractual rights of Chevron are limited to Narambuena Area, as YPF will hold 100% ownership of the conventional production and reserves outside the Project Area and Desfiladero Bayo field. In 2008, the concession of the area was extended until November 14, 2027.
During Phase I and Phase II, CDNC committed to invest US$ 62.7 million and US$ 57.7, respectively. In 2018, the activity that was predicted for Phase I was completed and considered to be concluded, with a total contribution from CDNC of US$ 55.3 million out of the US$ 62.7 million that were commited. On April 2018, Phase II began, with a total contribution from CDNC of US$ 40.49 million as of December 31, 2019. In addition, even though the deadline established for the acceptance of Phase III was December 31, 2020, as of the date of these consolidated financial statements the parties are negotiating a new deadline to such effect.
The Company indirectly holds a 100% interest in the capital stock of CDNC; however, as pursuant to effective contractual agreements, the Company neither exercises CDNC’s relevant financial and operating decision-making rights nor funds its activities, the Company is not exposed to risks and benefits for its interest in CDNC. Therefore, according to IFRS, the Company has valued its interest in CDNC at cost, which is not significant, and has not recorded any income (loss) for the said interest.

•	Agreements for the development of Loma La Lata Norte and Loma Campana areas
On July 16, 2013, the Company and subsidiaries of Chevron Corporation (“Chevron”) subscribed a Project Investment Agreement (the “LC Agreement”) with the objective of the joint exploitation of unconventional hydrocarbons in the province of Neuquén. The LC Agreement contemplates an expenditure, subject to certain conditions, of US$ 1,240 million by Chevron for the first phase of work in the area dedicated to the project, located in the aforementioned province and includes Loma La Lata Norte and Loma Campana areas.
During September 2013, and upon the fulfillment of certain precedent conditions (which included the granting of an extension of the Loma Campana concession maturity until 2048 and the unitization of that area with the sub-area
Loma La Lata Norte), Chevron made the initial payment of US$ 300 million.
On December 10, 2013, the Company, some of its subsidiaries and subsidiaries of Chevron successfully completed the pending documents for the settlement of the Investment Project Agreement, which enables the disbursement by Chevron of the remaining US$ 940 million. For such purposes, the Company and Chevron made the necessary contracts for the assignment in favor of Compañía de Hidrocarburo No Convencional S.R.L. (“CHNC”) of 50% of the exploitation concession Loma Campana, and supplementary agreements including the contract for the organization of the JO and the Joint Operating Agreement for the operation of Loma Campana, where YPF participates as area operator.
The Company indirectly holds 100% of the capital stock of CHNC, but under the existing contractual arrangements, it does not make financial or operative decisions relevant to CHNC and does not fund its activities either. Therefore, the Company is not exposed to any risk or rewards due to its interest in CHNC. Thus, as required by IFRS, the Company has valued its interest in CHNC at cost, which is not significant, and has not recorded any profit or loss for such interest.
Considering the rights that Chevron could exercise in the future over CHNC to access to the 50% of the concession and supplementary rights, and as a guarantee for such rights and other obligations under the LC Agreement, a pledge over the shares of YPF’s affiliate, which is an indirect holder of YPF’s interest in CHNC, has been made in favor of Chevron.
In this context, and considering that YPF is the Loma Campana area operator, the parties have executed a Project Obligations, Indemnities and Guarantee Agreement, by virtue of which the Company makes certain representations and guarantees in relation to the LC Agreement. This guarantee on the operation and management of the Project does not include the project’s performance or return on investment, both at the exclusive risk of Chevron.

Finally, other supplementary agreements and documents related to the LC Agreement have been signed, including: (a) the agreement for the allocation of certain benefits deriving from Decree No. 929/2013 from YPF to CHNC; and (b) certain agreements for the technical assistance of Chevron to YPF.
During April 2014, YPF and certain of its subsidiaries and subsidiaries of Chevron, successfully completed the second phase of the LC Agreement and Chevron has confirmed its decision to continue with the investment project in unconventional hydrocarbons in the Loma Campana area, thereby commencing the third phase of such project. The duration of this third phase will encompass the life of the project, until the expiration of the Loma Campana concession.

33.c) Contractual commitments
The Group has signed contracts by means of which it has committed to buy certain products and services, and to sell natural gas, liquefied petroleum gas and other products. Some of the mentioned contracts include penalty clauses that stipulate compensations for a breach of the obligation to receive, deliver or transport the product object of the contract. The anticipated estimated losses for contracts in progress, if any, considering the compensations mentioned above, have been charged to the net income for the fiscal year in which they were identified.
In this order, the Group has renegotiated certain natural gas export contracts, and has agreed, between others, to limit compensations only in case of interruptions and/or suspension of deliveries from any cause, except physical force majeure. Also, the Group has agreed to make investments and export gas to temporarily import certain final products. As of the date of issuance of these financial statements, the Group is fulfilling the agreed commitments mentioned above. To the extent that the Group does not comply with such agreements, we could be subject to significant claims, subject to the defenses that the Group might have.
The exploratory and investment commitments and expenses until the completion of the most significant concessions amount to 572,631 as of December 31, 2020.
33.d) Operating lease commitments
The main lease agreements to which the Group is a lessee are described in Note 2.b.12.
As of January 1, 2019, the Group has applied IFRS 16 and has recognized rights of-use-assets
and lease liabilities, using certain practical exemptions allowed under this standard.
As the Group has implemented the simplified model without restating the comparative figures, the table below shows the information disclosed for fiscal year ended December 31, 2018 under IAS 17, the standard currently in force.
Rental expenses related to operating leases for fiscal year ended December 31, 2018 are detailed below:

2018
Minimum payments	4,988
Contingent installments	7,326

12,314

The minimum payment commitments related to
non-cancellable
operating leases as of December 31, 2018 are detailed below:

2018
Up to 1 year	12,264
From 1 to 5 years	15,341
From 6 th year	2,317

33.e) Granted guarantees
As of December 31, 2020, YPF has issued bank guarantees for an approximate amount of US$ 8 million and YPF has assumed other commitments for an approximate value of US$ 239 million in relation to compliance with obligations of subsidiaries. Additionally, by the agreement described in Note 33.f, the Company granted as security Argentine Bonds 2029 and 2030 for a nominal value of US$ 290 million and OPESSA granted a security for a value US$ 30 million.
Additionally, see Note 33.b for a description of the Chevron transaction.
33.f) Agreement Exmar Energy Netherlands B.V., Exmar Argentina S.A.U. y Exmar N.V.
On October 19, 2020, the settlement agreement entered into between YPF and the companies Exmar Energy Netherlands B.V., Exmar Argentina S.A.U. and Exmar N.V. became effective, under which, without recognizing any facts or rights, it was decided to terminate the liquefaction barge charter agreement and the liquefaction services agreement of the Tango FLNG liquefaction barge executed on November 20, 2018, and the termination of the arbitration claims initiated by Exmar Energy Netherlands B.V. and Exmar Argentina S.A.U. against YPF on July 15, 2020 before the London Court of International Arbitration (“LCIA”), and therefore, these companies have no further claims against YPF. As a result of this agreement, the Company will pay a total settlement amount of US$ 150 million, which includes a down payment already made of US$ 22 million and the remaining amount to be paid in 18 monthly installments recognized in “Other liability”, such payments are secured (see Note 33.e). As of the date of issuance of these consolidated financial statements installments paid are in compliance with the agreed payment schedule.
As a consequence of this agreement, the Company recognized a loss of 8,285 in “Other net operating results”.